Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 284,000
Previously Paid Amount	0.00
Total Fee Amount	24.71
Total Offset Amount	0.00
Net Fee	24.71
Narrative - Max Aggregate Offering Price	$ 284,000
Final Prospectus	true